Schedule of classifications of the valuation method (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	R$ 486,258	R$ 662,830	R$ 1,645,425	R$ 826,187
Level 1 of fair value hierarchy [member] | Book Value [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	156,996	59,936
Financial investments	2,042	22,465
Level 1 of fair value hierarchy [member] | Fair Value
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	156,996	59,936
Financial investments	2,042	22,465
Level 2 of fair value hierarchy [member] | Book Value [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	329,262	170,359
Financial investments	83,592	1,151,477
Derivatives assets	114,060	128,809
Loans and financing	(162,568)	(346,030)
Derivatives liabilities		(5,297)
Level 2 of fair value hierarchy [member] | Fair Value
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	329,262	170,359
Financial investments	83,592	1,151,477
Derivatives assets	114,060	128,809
Loans and financing	R$ (162,568)	(346,030)
Derivatives liabilities		R$ (5,297)